Document and Entity Information	May 01, 2017
Prospectus:
Document Type	497
Document Period End Date	May 01, 2017
Registrant Name	LORD ABBETT SERIES FUND INC
Central Index Key	0000855396
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017